BROOKFIELD REAL ASSETS SECURITIES FUND
Schedule of Investments (Unaudited)
September 30, 2023
	Shares	Value
COMMON STOCKS – 72.2%
AUSTRALIA – 3.3%
Diversified – 0.5%
Mirvac Group	167,531	$227,706

Industrial – 0.8%
Goodman Group	26,300	360,464

Self Storage – 0.2%
National Storage REIT	74,114	103,132

Toll Roads – 1.7%
Transurban Group	95,597	776,789
Total AUSTRALIA		1,468,091
BRAZIL – 1.5%
Electricity Transmission & Distribution – 0.8%
Equatorial Energia SA	54,468	348,054

Rail – 0.7%
Rumo SA	66,130	301,144

Renewable Power & Infrastructure – 0.0%
Omega Energia SA(a)	6,535	12,780
Total BRAZIL		661,978
CANADA – 3.3%
Midstream – 0.6%
AltaGas Ltd.	13,099	251,227

Pipelines – 0.8%
Enbridge, Inc.	7,170	237,812
TC Energy Corp.	3,580	123,116
Total Pipelines		360,928

Rail – 0.7%
Canadian Pacific Kansas City Ltd.	4,020	298,810

Renewable Power & Infrastructure – 0.1%
Boralex, Inc. - Class A	1,350	29,003
Fortis, Inc.	320	12,154
Total Renewable Power & Infrastructure		41,157

Residential – 1.2%
Boardwalk Real Estate Investment Trust	5,058	248,795
InterRent Real Estate Investment Trust	30,999	285,056
Total Residential		533,851
Total CANADA		1,485,973
CHILE – 0.1%
Water – 0.1%
Aguas Andinas SA	174,550	52,636
Total CHILE		52,636
CHINA – 0.9%
Gas Utilities – 0.9%
China Resources Gas Group Ltd.	84,556	247,247
ENN Energy Holdings Ltd.	18,800	154,916
Total Gas Utilities		402,163
Total CHINA		402,163
DENMARK – 0.1%
Renewable Power & Infrastructure – 0.1%
Orsted A/S(b)	350	19,041
Vestas Wind Systems A/S(a)	780	16,687
Total Renewable Power & Infrastructure		35,728
Total DENMARK		35,728
FRANCE – 0.7%
Clean Technology – 0.1%
Nexans SA	380	30,809

Office – 0.6%
Gecina SA	2,658	271,005

Water & Waste Infrastructure – 0.1%
Veolia Environnement SA	870	25,148
Total FRANCE		326,962
GERMANY – 1.3%
Renewables/Electric Generation – 0.7%
RWE AG	8,920	331,109

Residential – 0.6%
Vonovia SE	10,768	257,983
Total GERMANY		589,092
HONG KONG – 2.1%
Diversified – 0.5%
Sun Hung Kai Properties Ltd.	21,360	227,910

Renewables/Electric Generation – 0.8%
CLP Holdings Ltd.	46,125	340,582

Retail – 0.8%
Wharf Real Estate Investment Company Ltd.	99,188	382,264
Total HONG KONG		950,756
ITALY – 0.4%
Renewables/Electric Generation – 0.4%
Enel SpA	30,810	188,950
Total ITALY		188,950
JAPAN – 3.7%
Hotel – 0.4%
Invincible Investment Corp.	430	177,602

Industrial – 0.3%
Mitsui Fudosan Logistics Park, Inc.	47	148,028

Office – 1.5%
Mitsui Fudosan Company Ltd.	21,720	478,362
Orix JREIT, Inc.	160	191,899
Total Office		670,261

Rail – 1.2%
East Japan Railway Co.	5,900	337,639
West Japan Railway Co.	4,764	197,138
Total Rail		534,777

Residential – 0.3%
Comforia Residential REIT, Inc.	56	124,116
Total JAPAN		1,654,784
NETHERLANDS – 0.1%
Industrial – 0.1%
CTP NV(b)	3,437	49,095
Total NETHERLANDS		49,095
NEW ZEALAND – 0.8%
Airports – 0.7%
Auckland International Airport Ltd.	68,500	324,638

Renewable Power & Infrastructure – 0.1%
Mercury NZ Ltd.	6,918	25,278
Total NEW ZEALAND		349,916
SINGAPORE – 0.5%
Diversified – 0.5%
Mapletree Pan Asia Commercial Trust	222,229	231,928
Total SINGAPORE		231,928
SPAIN – 2.1%
Airports – 0.6%
Aena SME SA	1,810	272,364

Communications Infrastructure – 0.8%
Cellnex Telecom SA(b)	10,050	349,559

Diversified – 0.4%
Merlin Properties Socimi SA	22,599	190,144

Renewable Power & Infrastructure – 0.3%
Atlantica Sustainable Infrastructure PLC	1,140	21,774
EDP Renovaveis SA	1,600	26,204
Grenergy Renovables SA(a)	994	21,700
Iberdrola SA	4,563	51,035
Total Renewable Power & Infrastructure		120,713
Total SPAIN		932,780
UNITED KINGDOM – 3.8%
Electricity Transmission & Distribution – 1.1%
National Grid PLC	40,731	487,119

Office – 0.5%
Derwent London PLC	10,120	237,268

Renewable Power & Infrastructure – 0.1%
SSE PLC	2,227	43,641

Renewables/Electric Generation – 0.3%
Drax Group PLC	22,269	119,225

Residential – 0.9%
Grainger PLC	49,261	139,956
The UNITE Group PLC	24,074	262,458
Total Residential		402,414

Retail – 0.4%
Capital & Counties Properties PLC	126,500	176,699

Water – 0.6%
Pennon Group PLC	2,312	16,530
Severn Trent PLC	8,490	244,799
Total Water		261,329
Total UNITED KINGDOM		1,727,695
UNITED STATES – 47.6%
Clean Technology – 0.0%
Bloom Energy Corp.(a)	935	12,398

Communications – 2.1%
American Tower Corp.	445	73,180
Crown Castle, Inc.	5,720	526,412
SBA Communications Corp.	1,700	340,289
Total Communications		939,881

Datacenters – 2.4%
Digital Realty Trust, Inc.	3,564	431,315
Equinix, Inc.	889	645,645
Total Datacenters		1,076,960

Electricity Transmission & Distribution – 4.9%
CenterPoint Energy, Inc.	23,840	640,104
PG&E Corp.(a)	54,364	876,892
Sempra Energy	10,440	710,233
Total Electricity Transmission & Distribution		2,227,229

Gas Utilities – 1.3%
NiSource, Inc.	23,605	582,571

Gathering & Processing – 1.0%
MPLX LP	6,463	229,889
Western Midstream Partners LP	8,695	236,765
Total Gathering & Processing		466,654

Healthcare – 2.7%
CareTrust REIT, Inc.	13,857	284,068
Healthcare Realty Trust, Inc.	8,510	129,948
Healthpeak Properties, Inc.	10,322	189,512
Ventas, Inc.	11,884	500,673
Welltower, Inc.	1,600	131,072
Total Healthcare		1,235,273

Industrial – 3.6%
Prologis, Inc.	10,736	1,204,687
Rexford Industrial Realty, Inc.	8,692	428,950
Total Industrial		1,633,637

Midstream – 4.9%
Cheniere Energy, Inc.	3,828	635,295
Equitrans Midstream Corp.	35,655	334,087
ONEOK, Inc.	6,845	434,178
Targa Resources Corp.	6,062	519,635
The Williams Companies, Inc.	7,862	264,871
Total Midstream		2,188,066

Net Lease – 2.2%
Agree Realty Corp.	3,849	212,619
Essential Properties Realty Trust, Inc.	9,807	212,125
VICI Properties, Inc.	18,730	545,043
Total Net Lease		969,787

Office – 0.7%
Boston Properties, Inc.	2,150	127,882
Cousins Properties, Inc.	10,256	208,915
Total Office		336,797

Pipeline Transportation/Natural Gas – 2.1%
DT Midstream, Inc.	4,429	234,383
Energy Transfer LP	17,024	238,847
Enterprise Products Partners LP	8,434	230,838
Kinder Morgan, Inc.	13,414	222,404
Total Pipeline Transportation/Natural Gas		926,472

Pipeline Transportation/Petroleum – 0.3%
Plains All American Pipeline LP	7,691	117,826

Rail – 0.8%
CSX Corp.	12,130	372,998

Renewable Power & Infrastructure – 0.4%
Clearway Energy, Inc.	750	15,870
First Solar, Inc.(a)	110	17,775
Xcel Energy, Inc.	2,680	153,349
Total Renewable Power & Infrastructure		186,994

Renewables/Electric Generation – 10.3%
Ameren Corp.	7,430	555,987
American Electric Power Company, Inc.	2,100	157,962
CMS Energy Corp.	11,210	595,363
Duke Energy Corp.	3,800	335,388
Exelon Corp.	20,033	757,047
NextEra Energy, Inc.	11,040	632,482
PPL Corp.	23,680	557,901
Public Service Enterprise Group, Inc.	10,995	625,725
WEC Energy Group, Inc.	5,260	423,693
Total Renewables/Electric Generation		4,641,548

Residential – 3.4%
American Homes 4 Rent	8,835	297,651
Equity Residential	7,856	461,226
Mid-America Apartment Communities, Inc.	1,739	223,723
Sun Communities, Inc.	1,930	228,396
UDR, Inc.	8,951	319,282
Total Residential		1,530,278

Retail – 1.7%
Kimco Realty Corp.	22,990	404,394
Kite Realty Group Trust	17,591	376,799
Total Retail		781,193

Self Storage – 0.8%
Public Storage	1,328	349,955

Specialty – 0.7%
Iron Mountain, Inc.	3,900	231,855
Jones Lang LaSalle, Inc.(a)	600	84,708
Total Specialty		316,563

Toll Roads – 0.7%
Ferrovial SE	10,133	309,634

Water – 0.3%
Essential Utilities, Inc.	3,500	120,155

Water & Waste Infrastructure – 0.3%
American Water Works Company, Inc.	160	19,813
Republic Services, Inc.	150	21,376
Waste Connections, Inc.	295	39,609
Waste Management, Inc.	280	42,683
Xylem, Inc.	160	14,565
Total Water & Waste Infrastructure		138,046
Total UNITED STATES		21,460,915
TOTAL COMMON STOCKS (Cost $34,822,343)		32,569,442
CONVERTIBLE PREFERRED STOCKS – 1.1%
UNITED STATES – 1.1%
Net Lease – 0.5%
EPR Properties, Series C, 5.75%	5,688	106,252
Lexington Realty Trust, Series C, 6.50%	1,930	86,985
EPR Properties, Series E, 9.00%	2,000	51,240
Total Net Lease		244,477
Office – 0.3%
Equity Commonwealth, Series D, 6.50%	5,195	129,927
Retail – 0.3%
RPT Realty, Series D, 7.25%	2,295	116,724
Total UNITED STATES		491,128
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $566,696)		491,128
PREFERRED STOCKS – 2.8%
UNITED STATES – 2.8%
Datacenters – 0.0%
Digital Realty Trust, Inc., Series L, 5.20%	860	17,415
Diversified – 0.2%
Armada Hoffler Properties, Inc., Series A, 6.75%	2,536	53,510
Centerspace, Series C, 6.63%	2,310	56,422
Total Diversified		109,932
Hotel – 0.1%
Sunstone Hotel Investors, Inc., Series I, 5.70%	1,815	37,389
Industrial – 0.3%
Rexford Industrial Realty, Inc., Series C, 5.63%	6,764	136,971
Net Lease – 0.2%
Agree Realty Corp., Series A, 4.25%	3,140	52,564
Global Net Lease, Inc., Series B, 6.88%	2,372	41,415
Total Net Lease		93,979
Office – 0.2%
Vornado Realty Trust, Series N, 5.25%	5,419	79,009
Real Estate – 0.1%
Hudson Pacific Properties, Inc., Series C, 4.75%	3,914	48,690
Residential – 0.6%
American Homes 4 Rent, Series H, 6.25%	3,735	84,075
American Homes 4 Rent, Series G, 5.88%	2,325	50,569
UMH Properties, Inc., Series D, 6.38%	5,875	123,492
Total Residential		258,136
Retail – 0.5%
Kimco Realty Corp., Series L, 5.13%	4,285	90,713
Regency Centers Corp., Series B, 5.88%	2,522	60,251
Saul Centers, Inc., Series E, 6.00%	2,530	53,383
Total Retail		204,347
Self Storage – 0.6%
Public Storage, Series Q, 3.95%	4,931	82,298
Public Storage, Series P, 4.00%	7,374	127,939
Public Storage, Series L, 4.63%	3,000	59,100
Total Self Storage		269,337
Total UNITED STATES		1,255,205
TOTAL PREFERRED STOCKS (Cost $1,488,776)		1,255,205
	Principal Amount	Value
REAL ASSET DEBT – 20.0%
BRAZIL – 0.2%
Metals & Mining – 0.2%
Vale Overseas Ltd., 3.75%, 07/08/30	108,000	92,095

Total BRAZIL		92,095
CANADA – 1.6%
Basic Industrial – 0.2%
Cascades, Inc., 5.38%, 01/15/28(b)	53,000	48,948
Methanex Corp., 5.25%, 12/15/29	27,000	24,154
NOVA Chemicals Corp., 4.25%, 05/15/29(b)	36,000	28,021

Total Basic Industrial		101,123
Energy – 0.2%
Baytex Energy Corp., 8.75%, 04/01/27(b)	46,000	46,728
MEG Energy Corp., 5.88%, 02/01/29(b)	50,000	46,689

Total Energy		93,417
Media – 0.2%
Videotron Ltd., 3.63%, 06/15/29(b)	110,000	91,844

Oil Gas Transportation & Distribution – 0.4%
Enbridge, Inc., 5.50% (CME Term SOFR 3 Month + 3.68%), 07/15/77(c)	50,000	43,627
Parkland Corp., 4.50%, 10/01/29(b)	54,000	46,254
TransCanada PipeLines Ltd., 7.84% (3 Month LIBOR USD + 2.21%), 05/15/67(c)	107,000	88,543

Total Oil Gas Transportation & Distribution		178,424
Telecommunication Services – 0.1%
Rogers Communications, Inc., 5.25% (5 Year CMT Rate + 3.59%), 03/15/82(b)(c)	60,000	53,184

Transportation – 0.2%
Canadian National Railway Co., 3.85%, 08/05/32	95,000	84,635

Utility – 0.3%
Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Rate + 3.25%), 01/18/82(c)	36,000	29,340
Emera, Inc., 6.75% (3 Month LIBOR USD + 5.44%), 06/15/76(c)	96,000	91,936

Total Utility		121,276
Total CANADA		723,903
FRANCE – 0.2%
Telecommunication Services – 0.2%
Altice France SA, 5.50%, 01/15/28(b)	136,000	104,322

Total FRANCE		104,322
NETHERLANDS – 0.2%
Media – 0.2%
UPC Broadband Finco BV, 4.88%, 07/15/31(b)	43,000	34,894
VZ Secured Financing BV, 5.00%, 01/15/32(b)	86,000	67,556
Ziggo Bond Company BV, 5.13%, 02/28/30(b)	10,000	7,461

Total Media		109,911
Total NETHERLANDS		109,911
SPAIN – 0.2%
Utility – 0.2%
Atlantica Sustainable Infrastructure PLC, 4.13%, 06/15/28(b)	103,000	88,873

Total SPAIN		88,873
UNITED KINGDOM – 0.2%
Media – 0.2%
Virgin Media Secured Finance PLC, 4.50%, 08/15/30(b)	107,000	88,358

Total UNITED KINGDOM		88,358
UNITED STATES – 17.4%
Basic Industrial – 0.2%
Clearwater Paper Corp., 4.75%, 08/15/28(b)	55,000	47,011
Tronox, Inc., 4.63%, 03/15/29(b)	30,000	24,198

Total Basic Industrial		71,209
Construction & Building Materials – 0.4%
Beazer Homes USA, Inc., 5.88%, 10/15/27	43,000	39,357
KB Home, 4.00%, 06/15/31	57,000	45,971
M/I Homes, Inc., 4.95%, 02/01/28	53,000	47,766
Taylor Morrison Communities, Inc., 5.88%, 06/15/27(b)	48,000	45,633

Total Construction & Building Materials		178,727
Diversified – 0.7%
Cushman & Wakefield LLC, 8.88%, 09/01/31(b)	44,000	42,570
Forestar Group, Inc., 5.00%, 03/01/28(b)	110,000	98,752
Greystar Real Estate Partners LLC, 7.75%, 09/01/30(b)	91,000	89,897
The Howard Hughes Corp., 5.38%, 08/01/28(b)	105,000	92,512

Total Diversified		323,731
Energy – 1.9%
Antero Resources Corp., 5.38%, 03/01/30(b)	49,000	45,117
California Resources Corp., 7.13%, 02/01/26(b)	49,000	49,240
Callon Petroleum Co., 6.38%, 07/01/26	40,000	39,256
Civitas Resources, Inc., 8.38%, 07/01/28(b)	50,000	50,875
CNX Resources Corp., 7.38%, 01/15/31(b)	24,000	23,528
Comstock Resources, Inc., 6.75%, 03/01/29(b)	75,000	68,994
Continental Resources, Inc., 5.75%, 01/15/31(b)	59,000	55,436
Crescent Energy Finance LLC, 7.25%, 05/01/26(b)	31,000	30,380
Devon Energy Corp., 7.95%, 04/15/32	75,000	82,983
Diamondback Energy, Inc., 4.25%, 03/15/52	61,000	43,227
Diamondback Energy, Inc., 6.25%, 03/15/33	45,000	45,046
EQT Corp., 7.00%, 02/01/30	53,000	54,571
Exxon Mobil Corp., 4.23%, 03/19/40	50,000	42,567
Occidental Petroleum Corp., 4.40%, 04/15/46	90,000	66,050
Occidental Petroleum Corp., 8.88%, 07/15/30	20,000	22,486
Ovintiv, Inc., 6.25%, 07/15/33	40,000	38,688
Range Resources Corp., 8.25%, 01/15/29	22,000	22,555
Southwestern Energy Co., 5.38%, 02/01/29	99,000	91,183

Total Energy		872,182
Health Facilities – 0.7%
CHS/Community Health Systems, Inc., 4.75%, 02/15/31(b)	54,000	38,217
CHS/Community Health Systems, Inc., 8.00%, 03/15/26(b)	12,000	11,434
HCA, Inc., 3.50%, 09/01/30	157,000	133,089
Tenet Healthcare Corp., 6.13%, 10/01/28	144,000	135,180

Total Health Facilities		317,920
Infrastructure Services – 0.5%
Parker-Hannifin Corp., 4.50%, 09/15/29	98,000	92,780
Terex Corp., 5.00%, 05/15/29(b)	54,000	48,358
Waste Connections, Inc., 4.20%, 01/15/33	100,000	89,331

Total Infrastructure Services		230,469
Leisure – 1.6%
Boyd Gaming Corp., 4.75%, 06/15/31(b)	92,000	78,291
Caesars Resort Collection LLC, 5.75%, 07/01/25(b)	97,000	96,591
Cedar Fair LP, 6.50%, 10/01/28	30,000	28,360
GLP Capital LP, 4.00%, 01/15/30	106,000	89,930
Park Intermediate Holdings LLC, 5.88%, 10/01/28(b)	89,000	81,328
RHP Hotel Properties LP, 4.50%, 02/15/29(b)	82,000	70,122
Six Flags Entertainment Corp., 5.50%, 04/15/27(b)	30,000	27,600
Station Casinos LLC, 4.50%, 02/15/28(b)	73,000	63,680
Station Casinos LLC, 4.63%, 12/01/31(b)	5,000	4,000
VICI Properties LP, 4.50%, 09/01/26(b)	45,000	42,277
VICI Properties LP, 4.63%, 12/01/29(b)	107,000	94,914
Wynn Las Vegas LLC, 5.50%, 03/01/25(b)	19,000	18,682

Total Leisure		695,775
Media – 1.6%
Cable One, Inc., 4.00%, 11/15/30(b)	56,000	42,661
CCO Holdings LLC, 4.75%, 03/01/30(b)	317,000	266,112
CCO Holdings LLC, 6.38%, 09/01/29(b)	50,000	46,634
CSC Holdings LLC, 4.50%, 11/15/31(b)	137,000	97,122
CSC Holdings LLC, 4.63%, 12/01/30(b)	85,000	45,192
Directv Financing LLC, 5.88%, 08/15/27(b)	51,000	45,169
DISH DBS Corp., 5.25%, 12/01/26(b)	30,000	25,395
GCI LLC, 4.75%, 10/15/28(b)	27,000	23,288
NBCUniversal Media LLC, 4.45%, 01/15/43	103,000	84,648
Warnermedia Holdings, Inc., 4.28%, 03/15/32	60,000	50,937

Total Media		727,158
Metals & Mining – 0.2%
Freeport-McMoRan, Inc., 4.25%, 03/01/30	103,000	91,104

Oil Gas Transportation & Distribution – 3.0%
Antero Midstream Partners LP, 5.38%, 06/15/29(b)	76,000	69,721
Buckeye Partners LP, 4.13%, 12/01/27	53,000	46,570
Cheniere Corpus Christi Holdings LLC, 2.74%, 12/31/39	100,000	74,805
Cheniere Energy, Inc., 4.63%, 10/15/28	74,000	68,255
Crestwood Midstream Partners LP, 5.63%, 05/01/27(b)	52,000	49,868
DCP Midstream Operating LP, 5.60%, 04/01/44	56,000	49,422
DT Midstream, Inc., 4.13%, 06/15/29(b)	52,000	45,045
Energy Transfer LP, 6.75% (5 Year CMT Rate + 5.13%), Perpetual(c)	140,000	129,368
Energy Transfer LP, 7.13% (5 Year CMT Rate + 5.31%), Perpetual(c)	12,000	10,323
Energy Transfer LP, 8.65% (CME Term SOFR 3 Month + 3.28%), 11/01/66(c)	15,000	12,408
EnLink Midstream LLC, 5.38%, 06/01/29	102,000	94,346
EQM Midstream Partners LP, 4.50%, 01/15/29(b)	145,000	129,137
Global Partners LP, 7.00%, 08/01/27	36,000	35,082
Hess Midstream Operations LP, 5.50%, 10/15/30(b)	52,000	47,255
Holly Energy Partners LP, 5.00%, 02/01/28(b)	148,000	136,166
Kinetik Holdings LP, 5.88%, 06/15/30(b)	48,000	45,000
NuStar Logistics LP, 5.75%, 10/01/25	48,000	46,680
Plains All American Pipeline LP, 9.74% (CME Term SOFR 3 Month + 4.37%), Perpetual(c)	25,000	23,568
Suburban Propane Partners LP, 5.00%, 06/01/31(b)	53,000	44,241
Tallgrass Energy Partners LP, 6.00%, 12/31/30(b)	74,000	65,320
Targa Resources Partners LP, 4.88%, 02/01/31	101,000	90,490
Western Midstream Operating LP, 4.75%, 08/15/28	50,000	46,765

Total Oil Gas Transportation & Distribution		1,359,835
Real Estate – 1.7%
American Homes 4 Rent LP, 3.38%, 07/15/51	107,000	64,185
Boston Properties LP, 6.50%, 01/15/34	20,000	19,060
EPR Properties, 3.75%, 08/15/29	107,000	85,972
Essential Properties LP, 2.95%, 07/15/31	35,000	25,523
Global Net Lease, Inc., 3.75%, 12/15/27(b)	70,000	54,207
Highwoods Realty LP, 4.20%, 04/15/29	55,000	46,612
Kilroy Realty LP, 4.75%, 12/15/28	50,000	45,396
LXP Industrial Trust, 2.70%, 09/15/30	113,000	87,538
Mid-America Apartments LP, 2.88%, 09/15/51	127,000	73,028
RLJ Lodging Trust LP, 3.75%, 07/01/26(b)	81,000	73,255
Service Properties Trust, 4.50%, 03/15/25	30,000	28,077
Starwood Property Trust, Inc., 3.63%, 07/15/26(b)	153,000	135,727

Total Real Estate		738,580
Telecommunication Services – 1.9%
American Tower Corp., 3.10%, 06/15/50	125,000	72,913
AT&T, Inc., 1.65%, 02/01/28	55,000	46,436
Cablevision Lightpath LLC, 3.88%, 09/15/27(b)	65,000	54,275
Cogent Communications Group, Inc., 3.50%, 05/01/26(b)	50,000	46,185
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	39,000	30,469
Crown Castle, Inc., 5.20%, 02/15/49	100,000	83,722
Frontier Communications Holdings LLC, 5.00%, 05/01/28(b)	102,000	87,107
Level 3 Financing, Inc., 4.63%, 09/15/27(b)	20,000	14,165
SBA Communications Corp., 3.13%, 02/01/29	48,000	39,950
SBA Communications Corp., 3.88%, 02/15/27	30,000	27,490
T-Mobile USA, Inc., 3.50%, 04/15/31	118,000	99,780
T-Mobile USA, Inc., 4.75%, 02/01/28	187,000	179,297
Verizon Communications, Inc., 4.33%, 09/21/28	95,000	89,247

Total Telecommunication Services		871,036
Transportation – 0.2%
Union Pacific Corp., 4.50%, 01/20/33	95,000	88,451

Utility – 2.8%
American Electric Power Company, Inc., 3.25%, 03/01/50	130,000	79,789
Calpine Corp., 5.13%, 03/15/28(b)	123,000	109,514
Clearway Energy Operating LLC, 3.75%, 02/15/31(b)	159,000	125,536
CMS Energy Corp., 4.75% (5 Year CMT Rate + 4.12%), 06/01/50(c)	83,000	70,804
Dominion Energy, Inc., 3.90%, 10/01/25	98,000	94,458
DTE Electric Co., 2.63%, 03/01/31	56,000	46,216
Duke Energy Carolinas LLC, 2.45%, 08/15/29	108,000	91,316
FirstEnergy Corp., 3.40%, 03/01/50	128,000	80,179
NRG Energy, Inc., 3.63%, 02/15/31(b)	118,000	89,528
NSTAR Electric Co., 3.25%, 05/15/29	103,000	92,550
Pacific Gas and Electric Co., 6.40%, 06/15/33	55,000	53,085
PPL Capital Funding, Inc., 8.32% (CME Term SOFR 3 Month + 2.93%), 03/30/67(c)	63,000	57,657
Public Service Company of Colorado, 1.88%, 06/15/31	115,000	88,203
Sempra Global, 3.25%, 01/15/32(b)	114,000	89,304
WEC Energy Group, Inc., 7.74% (CME Term SOFR 3 Month + 2.37%), 05/15/67(c)	115,000	102,927

Total Utility		1,271,066
Total UNITED STATES		7,837,243
TOTAL REAL ASSET DEBT (Cost $9,744,822)		9,044,705
	Shares	Value
MONEY MARKET FUND – 3.6%
First American Treasury Obligations Fund - Class X, 5.28%(d)	1,605,800	1,605,800
TOTAL MONEY MARKET FUND (Cost $1,605,800)		1,605,800
Total Investments – 99.7% (Cost $48,228,436)		44,966,280
Other Assets in Excess of Liabilities – 0.3%		132,138
TOTAL NET ASSETS – 100.0%		$45,098,418
The following notes should be read in conjunction with the accompanying Schedule of Investments.

(a)	—	Non-income producing security.
(b)	—
Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers.  As of September 30, 2023, the total value of all such securities was $4,743,062 or 10.5% of net assets.

(c)	—
Variable rate security - Interest rate is based on reference rate and spread or based on the underlying assets. Interest rate may also be subject to a cap or floor. Securities that reference SOFR may be subject to a credit spread adjustment, particularly to legacy holdings that reference LIBOR that have transitioned to SOFR as the base lending rate.

(d)	—	The rate shown represents the seven-day yield as of September 30, 2023.

Abbreviations:
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury Rate
LIBOR	London Interbank Offered Rates
LLC	Limited Liability Corporation
LP	Limited Partnership
SOFR	Secured Overnight Financial Rate
USD	United States Dollar

Notes to Schedule of Investments (Unaudited)

Valuation of Investments: The Board of Trustees (the “Board”) has adopted procedures for the valuation of each Fund’s securities. The Adviser oversees the day to day responsibilities for valuation determinations under these procedures. The Board regularly reviews the application of these procedures to the securities in the Fund’s portfolio. The Adviser’s Valuation Committee is comprised of senior members of the Adviser’s management team.

The Board has designated the Adviser as the valuation designee pursuant to Rule 2a-5 under the 1940 Act to perform fair value determination relating to any or all Fund investments. The Board oversees the Adviser in its role as the valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act.

Investments in equity securities listed or traded on any securities exchange or traded in the over-the-counter market are valued at the last trade price as of the close of business on the valuation date. If the NYSE closes early, then the equity security will be valued at the last traded price before the NYSE close. Prices of foreign equities that are principally traded on certain foreign markets will generally be adjusted daily pursuant to a fair value pricing service approved by the Board in order to reflect an adjustment for the factors occurring after the close of certain foreign markets but before the NYSE close. When fair value pricing is employed, the value of the portfolio securities used to calculate the Fund’s net asset value (“NAV”) may differ from quoted or official closing prices. Investments in open-end registered investment companies, if any, are valued at the NAV as reported by those investment companies.

Debt securities, including U.S. government securities, listed corporate bonds, other fixed income and asset-backed securities, and unlisted securities and private placement securities, are generally valued at the bid prices furnished by an independent pricing service or, if not valued by an independent pricing service, using bid prices obtained from active and reliable market makers in any such security or a broker-dealer. Valuations from broker-dealers or pricing services consider appropriate factors such as market activity, market activity of comparable securities, yield, estimated default rates, timing of payments, underlying collateral, coupon rate, maturity date, and other factors. Short-term debt securities with remaining maturities of sixty days or less are valued at amortized cost of discount or premium to maturity, unless such valuation, in the judgment of the Adviser’s Valuation Committee, does not represent fair value.

Over-the-counter financial derivative instruments, such as forward currency contracts, options contracts, or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Depending on the instrument and the terms of the transaction, the value of the derivative instruments can be estimated by a pricing service provider using a series of techniques, such as simulation pricing models. The pricing models use issuer details and other inputs that are observed from actively quoted markets such as indices, spreads, interest rates, curves, dividends and exchange rates. Derivatives that use similar valuation techniques and inputs as described above are normally categorized as Level 2 of the fair value hierarchy.

Securities for which market prices are not readily available, cannot be determined using the sources described above, or the Adviser’s Valuation Committee determines that the quotation or price for a portfolio security provided by a broker-dealer or an independent pricing service is inaccurate will be valued at a fair value determined by the Adviser’s Valuation Committee following the procedures adopted by the Adviser under the supervision of the Board. The Adviser’s valuation policy establishes parameters for the sources, methodologies, and inputs the Adviser’s Valuation Committee uses in determining fair value.

The fair valuation methodology may include or consider the following guidelines, as appropriate: (1) evaluation of all relevant factors, including but not limited to, pricing history, current market level, supply and demand of the respective security; (2) comparison to the values and current pricing of securities that have comparable characteristics; (3) knowledge of historical market information with respect to the security; (4) other factors relevant to the security which would include, but not be limited to, duration, yield, fundamental analytical data, the Treasury yield curve, and credit quality. The fair value may be difficult to determine and thus judgment plays a greater role in the valuation process. Imprecision in estimating fair value can also impact the amount of unrealized appreciation or depreciation recorded for a particular portfolio security and differences in the assumptions used could result in a different determination of fair value, and those differences could be material. For those securities valued by fair valuations, the Adviser’s Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available. There can be no assurance that the Fund could purchase or sell a portfolio security at the price used to calculate the Fund’s NAV.

A three-tier hierarchy has been established to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The three-tier hierarchy of inputs is summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical assets or liabilities

Level 2 - quoted prices in markets that are not active or other significant observable inputs (including, but not limited to: quoted prices for similar assets or liabilities, quoted prices based on recently executed transactions, interest rates, credit risk, etc.)

Level 3 - significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of assets or liabilities)

The following table summarizes the Fund’s investments valuation inputs categorized in the disclosure hierarchy as of September 30, 2023:

		Level 1	Level 2	Level 3	Total
Common Stocks:
	Australia	$-	$1,468,091	$-	$1,468,091
	Brazil	661,978	-	-	661,978
	Canada	1,485,973	-	-	1,485,973
	Chile	-	52,636	-	52,636
	China	-	402,163	-	402,163
	Denmark	-	35,728	-	35,728
	France	-	326,962	-	326,962
	Germany	-	589,092	-	589,092
	Hong Kong	-	950,756	-	950,756
	Italy	-	188,950	-	188,950
	Japan	-	1,654,784	-	1,654,784
	Netherlands	-	49,095	-	49,095
	New Zealand	-	349,916	-	349,916
	Singapore	-	231,928	-	231,928
	Spain	21,774	911,006	-	932,780
	United Kingdom	135,755	1,591,940	-	1,727,695
	United States	21,151,281	309,634	-	21,460,915
Total Common Stocks		23,456,761	9,112,681	-	32,569,442
Convertible Preferred Stocks:
	United States	491,128	-	-	491,128
Preferred Stocks:
	United States	1,255,205	-	-	1,255,205
Real Asset Debt:
	Brazil	-	92,095	-	92,095
	Canada	-	723,903	-	723,903
	France	-	104,322	-	104,322
	Netherlands	-	109,911	-	109,911
	Spain	-	88,873	-	88,873
	United Kingdom	-	88,358	-	88,358
	United States	-	7,837,243	-	7,837,243
Total Real Asset Debt		-	9,044,705	-	9,044,705
Money Market Fund:
	United States	1,605,800	-	-	1,605,800
	Total	$26,808,894	$18,157,386	$-	$44,966,280

For further information regarding security characteristics, see the Schedule of Investments.